Trade Receivables - Aging (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 173,473	$ 112,019
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	173,849	113,175
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL allowance	376	1,156	$ 519
Current | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 157,804	$ 105,585
Current | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL rate	0.00%	0.50%
ECL allowance	$ 6	$ 489
Less than 90 days | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 14,468	$ 6,858
Less than 90 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL rate	0.30%	4.10%
ECL allowance	$ 41	$ 280
More than 90 days | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 1,577	$ 732
More than 90 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL rate	20.90%	52.90%
ECL allowance	$ 329	$ 387